Property, Plant and Equipment (Changes in the Liability for Generation of AROs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance at January 1	$ 4.7	$ 4.7
Settlements	(4.7)	0.0
Balance at December 31	$ 0.0	$ 4.7